Acquisitions and disposals (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about business combination [line items]
Schedule of other transactions with non-controlling shareholders in subsidiaries

	2024	2023
	€m	€m
Cash consideration (paid)
Vantage Towers	–	(667)
Other	(16)	(25)
	(16)	(692)

Schedule of net assets disposed and the resulting net gain (loss) on disposal

	2024	2023
	€m	€m
Cash consideration (paid)/received
Vodafone Hungary	(4)	1,606
Vantage Towers	–	5,592
Other disposals during the period	–	2
Net cash disposed	(63)	(224)
	(67)	6,976

Vodafone Hungary
Disclosure of detailed information about business combination [line items]
Schedule of net assets disposed and the resulting net gain (loss) on disposal

€m
Goodwill	(441)
Other intangible assets	(521)
Property, plant and equipment	(516)
Inventory	(17)
Trade and other receivables	(206)
Cash and cash equivalents	(3)
Current and deferred taxation	13
Borrowings	106
Trade and other payables	163
Provisions	31
Net assets disposed	(1,391)
Cash proceeds	1,606
Foreign exchange recycled from Currency reserve on disposal	(284)
Net loss on disposal[1]	(69)

Notes:

1	Included in other income in the consolidated income statement in the year ended 31 March 2023.

Vantage Towers
Disclosure of detailed information about business combination [line items]
Schedule of net assets disposed and the resulting net gain (loss) on disposal

€m
Goodwill	(3,448)
Other intangible assets	(294)
Property, plant and equipment	(4,882)
Investments in associates and joint ventures	(2,778)
Trade and other receivables	(292)
Cash and cash equivalants	(207)
Current and deferred taxation	61
Borrowings	4,916
Trade and other payables	658
Provisions	556
Net assets disposed	(5,710)
Non-controlling interests derecognised	807
Cash proceeds	5,592
Fair value of Investment in Oak Holdings 1 GmbH	8,634
Restriction of gain (note 20)[1]	(680)
Foreign exchange recycled from Currency reserve on disposal	(36)
Net gain on disposal[2]	8,607

Notes:

1	Related tax of €154 million is included in Income tax expense in the consolidated income statement in the year ended 31 March 2023.
2	€8,729 million included in other income and €122 million included in discontinued operations in the consolidated income statement in the year ended 31 March 2023 .